SCHEDULE OF COMPONENTS OF LEASE EXPENSE (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Lease
Operating lease expense	$ 16,206	$ 26,719
Total lease expense	$ 16,206	$ 26,719